SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Details 1)	9 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Supplementary Information To The Consolidated Statement Of Loss
Salaries and benefits	$ 235,000	$ 171,000
Data processing and retention	17,000	11,000
Insurance	22,000	22,000
Other office expenses	22,000	15,000
Total	$ 296,000	$ 219,000